Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3	$ 3	$ 40
Additional provision (reversal)	17	0	(34)
Amounts written off during the year as uncollectible			(3)
Ending balance	$ 20	$ 3	$ 3